MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Marketable Securities And Customer Deposits [Text Block] [Abstract]
Marketable Securities [Table Text Block]	The following table represents the initial recognition value and subsequent adjustment as of reporting date:

	Initial	Recognition	Fair Value		Fair Value as of
Warrants	Fair	Value	at Conversion	Gain or Loss	June, 30 2014
Warrant #1		$95,866	$(94,719)	$(1,147)	$-
Conversion of the Warrant #1 to 10,825 shares		-	94,719	(10,609)	84,110
Warrant #2	2,666		-	38,267	40,933
Total		$98,532	$-	$26,511	$125,043

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	The following data were introduced in the model in order to assess the value of the warrants assuming that the Company expects to keep the warrants for six months:

Black-Scholes Calculator Data	Initial Valuation and Recognition		Fair Value as of June 30, 2014
Warrant	#1	#2	#2
Stock price, $	8.69	4.00	7.77
Exercise price, $	6.41503521	8.454933	8.454933
Time to maturity, Years	0.5	0.5	0.475
Annual risk-free rate, %	0.05	0.05	0.07
Annualized volatility, %	70.0	70.0	70.0
Black-Scholes Value per warrant, $	2.876	0.080	1.228
Number of warrants/shares	33,333	33,333	33,333
Total value of warrants/shares, $	95,866	2,666	40,933

Customer Advances And Deposits, Current [Table Text Block]	Advance payments from customers are recorded as customer deposits on the balance sheet.

Customer deposits	June 30, 2014	December 31, 2013
Advance payments from customers	$397,500	$127,550
Prepaid sales of vaporizers	75,038	75,636
Total customer deposits	$472,538	$203,186
Advance payments from customers are recorded as customer deposits on the balance sheet.

	2013	2012
Advance payments from customers	$127,550	$-
Prepaid sales of vaporizers	75,636
Total customer deposits	$203,186	$-